Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Term deposit liabilities	$ 636,230	$ 563,619
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	583,000	521,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	188,346	159,602
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	79,326	61,996
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	135,725	156,531
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	68,666	49,225
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	47,961	42,809
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	35,921	27,609
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	37,649	33,835
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 42,636	$ 32,012